Accounts Receivable, net - Loss Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, net
Balance at Beginning of year	$ 190	$ 190	$ 290
Charges to earnings	(190)	0	67
Amounts utilized / write-offs	0	0	(167)
Balance at end of year	$ 0	$ 190	$ 190